OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Other Accounts Receivable
OTHER ACCOUNTS RECEIVABLE
IN MILLIONS OF USD	31.12.2018	31.12.2017
Receivables for refund from suppliers and related services	18.1	32.1
Loans receivable	4.0	4.8
Receivables from subtenants and business partners	1.4	1.2
Personnel receivables	0.4	1.3
Accounts receivables	23.9	39.4
Prepayments for concession fees and rents	5.9	8.0
Prepayments of sales and other taxes	2.4	1.5
Prepayments, other	1.7	1.1
Prepayments	10.0	10.6
Guarantee deposits	0.2	0.2
Other	13.3	9.2
Other receivables	13.5	9.4
Total	47.4	59.4
Allowances	(0.6)	-
Total	46.8	59.4

MOVEMENT IN ALLOWANCES

IN MILLIONS OF USD	2018	2017
Balance at January 1	-	(1.5)
Creation	(0.6)	-
Utilized	-	1.5
Balance at December 31	(0.6)	-